Operating Lease Expenses Included in Determination of Net Income (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating Leased Assets [Line Items]
Operating lease expense	$ 831,450	$ 881,089	$ 836,728
Office premises
Operating Leased Assets [Line Items]
Operating lease expense	726,893	778,364	707,772
Residential apartments for employees
Operating Leased Assets [Line Items]
Operating lease expense	$ 104,557	$ 102,725	$ 128,956